Estimates (Accrued And Other Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Information [Abstract]
Interest payable	$ 545	$ 519
Customer advances and deposits	72	114
Accrued capital expenditures	769	743
Accrued wages and benefits	254	218
Taxes payable other than income taxes	201	76
Exchanges payable	208	106
Other	318	632
Accrued and other current liabilities	$ 2,367	$ 2,408